Equity Incentive Plan and Stock-Based Compensation Expense - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Options Outstanding, Shares Available for Grant, Beginning Balance	1,435,402	1,803,912
Options Outstanding, Shares Available for Grant, Granted	(2,598,319)	(773,688)
Options Outstanding, Shares Available for Grant, Cancelled	90,758	405,178
Options Outstanding, Shares Available for Grant, Ending Balance	3,369,246	1,435,402
Options Outstanding, Shares Available for Grant, Additions	4,441,405
Options Outstanding, Total Options Outstanding, Beginning Balance	2,143,368	1,774,858
Options Outstanding, Total Options Outstanding, Granted	2,598,319	773,688
Options Outstanding, Total Options Outstanding, Cancelled	(90,758)	(405,178)
Options Outstanding, Total Options Outstanding, Ending Balance	3,506,599	2,143,368
Options Outstanding, Total Options Outstanding, Exercised	(1,144,330)
Options Outstanding, Total Options Outstanding, Exercisable as of December 31, 2020	951,438
Options Outstanding, Weighted-Average Exercise Price, Beginning Balance	$ 1.22	$ 0.84
Options Outstanding, Weighted-Average Exercise Price, Granted	7.82	2.38
Options Outstanding, Weighted-Average Exercise Price, Cancelled	3.43	1.81
Options Outstanding, Weighted-Average Exercise Price, Ending Balance	6.27	$ 1.22
Options Outstanding, Weighted-Average Exercise Price, Exercised	0.55
Options Outstanding, Weighted-Average Exercise Price, Exercisable as of December 31, 2020	$ 3.06
Options Outstanding, Weighted-Average Remaining Contractual Life (in years)	8 years 9 months 14 days	7 years 3 months 18 days
Options Outstanding, Weighted-Average Remaining Contractual Life (in years), Exercisable	8 years 7 days
Options Outstanding, Aggregate Intrinsic Value	$ 85,975	$ 10,555	$ 2,815
Options Outstanding, Aggregate Intrinsic Value, Exercisable	$ 26,364